Note 3 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2023	2022
Revenues
FirstService Residential	$1,996,823	$1,772,258
FirstService Brands company-owned operations	2,122,691	1,773,446
FirstService Brands franchisor	208,704	195,299
FirstService Brands franchise fee	6,330	4,832